SECURITIZATIONS AND VARIABLE INTEREST ENTITIES - Municipal Securities Tender Option Bond Trusts (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) trust	Dec. 31, 2020 USD ($)
Variable Interest Entity
Number of TOB trusts | trust	2
Municipal bonds owned by trusts, that have credit guarantee provided by the Company	$ 0	$ 0
Municipal securities tender option bond trusts (TOBs)
Variable Interest Entity
Liquidity agreements, customer TOB trust	1,500,000,000	1,600,000,000
Notional amount of offsetting reimbursement agreements	600,000,000	800,000,000
Liquidity agreements, other trusts	$ 2,000,000,000	$ 3,600,000,000
Minimum | Municipal securities tender option bond trusts (TOBs)
Variable Interest Entity
The threshold ownership percentage on Residual value of customers TOBs for which the reimbursement agreement applied	25.00%